Capital - Actual Capital Amounts and Ratios for Commercial Bank in Comparison With Minimum Amounts and Ratios Required (Detail) - Bank - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Common Equity, Tier 1 Amount
Total regulatory capital, Common Equity, Tier 1 Amount	$ 4,964,055	$ 4,785,217
Minimum for capital adequacy purposes, Common Equity, Tier 1 Amount	1,834,112	1,733,085
Excess, Common Equity, Tier 1 Amount	$ 3,129,943	$ 3,052,132
Common Equity, Tier 1 Ratio
Total regulatory capital, Common Equity, Tier 1 Ratio	12.18%	12.42%
Minimum for capital adequacy purposes, Common Equity, Tier 1 Ratio	4.50%	4.50%
Excess, Common Equity, Tier 1 Ratio	7.68%	7.92%
Risk-Based Capital, Tier 1 Amount
Total regulatory capital, Risk-Based Capital, Tier 1 Amount	$ 4,964,055	$ 4,785,217
Minimum for capital adequacy purposes, Risk-Based Capital, Tier 1 Amount	2,445,483	2,310,780
Excess, Risk-Based Capital, Tier 1 Amount	$ 2,518,572	$ 2,474,437
Risk-Based Capital, Tier 1 Ratio
Total regulatory capital, Risk-Based Capital, Tier 1 Ratio	12.18	12.42
Minimum for capital adequacy purposes, Risk-Based Capital, Tier 1 Ratio	6.00	6.00
Excess, Risk-Based Capital, Tier 1 Ratio	6.18	6.42
Risk-Based Capital, Total Amount
Total regulatory capital, Risk-Based Capital, Total Amount	$ 5,145,321	$ 4,933,900
Minimum for capital adequacy purposes, Risk-Based Capital, Total Amount	3,260,643	3,081,040
Excess, Risk-Based Capital, Total Amount	$ 1,884,678	$ 1,852,860
Risk-Based Capital, Total Ratio
Total regulatory capital, Risk-Based Capital, Total Ratio	12.62	12.81
Minimum for capital adequacy purposes, Risk-Based Capital, Total Ratio	8.00	8.00
Excess, Risk-Based Capital, Total Ratio	4.62	4.81
Leverage Capital, Amount
Total regulatory capital, Leverage Capital, Amount	$ 4,964,055	$ 4,785,217
Minimum for capital adequacy purposes, Leverage Capital, Amount	2,095,175	1,996,288
Excess, Leverage Capital, Amount	$ 2,868,880	$ 2,788,929
Leverage Capital, Ratio
Total regulatory capital, Leverage Capital, Ratio	9.48	9.59
Minimum for capital adequacy purposes, Leverage Capital, Ratio	4.00	4.00
Excess, Leverage Capital, Ratio	5.48	5.59